CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2021 ₪ / shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2020 USD ($) shares
CURRENT ASSETS
Trade receivables, allowance for credit losses | $		$ 73		$ 75
SHAREHOLDERS' EQUITY (Note 9):
Ordinary shares, par value per share | ₪ / shares	₪ 0.06		₪ 0.06
Ordinary shares, shares authorized		8,500,000		8,500,000
Ordinary shares, shares issued		2,368,062		2,213,396
Ordinary shares, shares outstanding		2,367,162		2,212,496
Preferred Stock, par value per share | ₪ / shares	₪ 0.06		₪ 0.06
Preferred Stock, shares authorized		1,500,000		1,500,000
Preferred Stock, shares issued		785,790		915,790
Preferred Stock, shares outstanding		785,790		915,790
Treasury shares, shares		900		900